SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Other than temporary impairment of marketable securities		$ 336	$ 95
Gain on sale of marketable securities previously impaired	163	9
Goodwill impairment			3,096
Reimbursement revenue	287	531	657
Advertising expense	161	82	224
Severance expense	398	264	576
Weighted average number of anti-dilutive shares excluded from the calculation of diluted net earnings	513,691	484,935	648,097
Reduction in workforce			15.00%
Loss on disposition of property			(15)
Termination benefits			$ 181